Per share amounts (Tables)	12 Months Ended
Dec. 31, 2021
Per Share Amounts [Abstract]
Schedule of Earnings Per Share computation per common share
2021 2020
Basic loss per share computation
Net loss attributable to equity holders $ (102,577) $ (53,169)
Weighted average common shares outstanding 397,631 395,829
Basic loss per common share $ (0.26) $ (0.13)
Diluted loss per share computation
Net loss attributable to equity holders $ (102,577) $ (53,169)
Weighted average common shares outstanding 397,631 395,829
Dilutive effect of stock options - -
Weighted average common shares outstanding, assuming dilution 397,631 395,829
Diluted loss per common share $ (0.26) $ (0.13)